INTANGIBLE ASSETS - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	$ 8,510		$ 8,167
Purchase of intangible assets, classified as investing activities	1,354	$ 2,516
Carrying amount | Mobile Apps
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	$ 6,714		$ 6,616